Pension Plans and Other Benefits - Est Future Defined Benefit Pension Plan Pmts (Details) (North American Pension Plans [Member], USD $) In Millions	May 31, 2011
North American Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	$ 37.0
2013	37.0
2014	38.0
2015	40.2
2016	42.5
2017-2021	$ 235.1